Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES:
Net income	$ 63,714	$ 45,817	$ 100,432
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation, amortization and impairment	24,897	18,869	11,849
Share-based compensation	8,927	16,183	6,396
Deferred income taxes	18,108	2,166	(56,217)
Change in the fair value of contingent consideration liabilities	1,238	(130)	425
Amortization of financing costs and loan discount	4,127	5,928	2,108
Loss from investment in equity affiliate		511	242
Loss (gain) on sale of property and equipment	(114)	(41)	289
Net change in assets and liabilities, excluding effects of acquisitions:
Trade accounts receivable, net	7,250	(6,178)	1,219
Inventories	(318)	197	(293)
Accounts payable and accrued liabilities	10,305	9,426	3,445
Accrued compensation and benefits	(3,314)	1,712	2,677
Increase in deferred revenue	13,946	27,675	15,006
Income taxes payable	1,340	(974)	1,372
Other assets	750	(951)	(4,470)
Other liabilities	(5,652)	(904)	(1,569)
Net cash provided by operating activities	145,204	119,306	82,911
INVESTING ACTIVITIES:
Purchase of property and equipment and intangible assets	(16,726)	(17,914)	(11,373)
Proceeds from sale of property and equipment	261	83	46
Cash payments for acquisitions, net of cash acquired	(27,686)	(11,897)	(48,467)
Purchase of investments	(160)		(9,750)
Proceeds from sale of investments	9,750
Decrease (increase) in restricted cash	(5,194)	(514)
Net cash used in investing activities	(39,755)	(30,242)	(69,544)
FINANCING ACTIVITIES:
Payment of contingent consideration	(2,648)	(11,786)	(4,222)
Payment of deferred purchase consideration		(3,500)
Proceeds of credit agreement	75,000		230,285
Debt issuance costs	(1,203)		(7,004)
Repayments of principal on current credit agreement	(45,000)
Repayments of principal on former credit facility	(100,863)	(134,137)	(1,125)
Proceeds from issuance of ordinary shares		64,000
Share issuance costs		(8,302)	(4,703)
Decrease (increase) in restricted cash			1,333
Dividends paid		(2,555)	(229,893)
Excess tax benefit		480
Proceeds from exercise of share options	8,894	379
Repurchases of share rights and options from employees	(5,064)	(1,035)
Repurchase of own shares	(43,411)	(3,869)
Net cash used in financing activities	(114,295)	(100,325)	(15,329)
Effect of exchange rate fluctuations on cash and cash equivalents	(695)	2,411	(444)
Change in cash and cash equivalents	(9,541)	(8,850)	(2,406)
Beginning cash and cash equivalents	51,890	60,740	63,146
Ending cash and cash equivalents	42,349	51,890	60,740
Supplemental cash flow disclosures:
Income taxes paid	(16,045)	(8,755)	(6,746)
Interest paid	(3,753)	(15,650)	(13,479)
Supplemental non-cash disclosures:
Issuance of ordinary shares on conversion of Class D preferred shares		$ 191,954